Vessels and Other Fixed Assets, Net (Details) $ in Thousands			2 Months Ended				5 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 06, 2016 USD ($)	Mar. 02, 2016 USD ($)	Feb. 26, 2016 USD ($)	Mar. 13, 2015 USD ($)	Feb. 27, 2015 USD ($)	May 27, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jul. 15, 2015 USD ($)	Jul. 11, 2014 USD ($) shares	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Aug. 31, 2016 USD ($)	Aug. 19, 2014 USD ($) shares	Oct. 09, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Vessels [Line Items]
Payments to acquire property plant and equipment																$ 396,154	$ 473,917	$ 518,447
Loss on sale of vessel																15,248	20,585	0
Impairment loss of disposed assets																18,537	219,400
Impairment loss of assets held for use																10,684	102,578
Impairment loss																29,221	321,978	0
Amortization of deferred gain																75	22	0
Repayments of debt																181,201	$ 244,529	173,986
Vessels subsequently recognized as held for sale																$ 8,000
BNP $32,480 Facility
Vessels [Line Items]
Amount drawn down																		32,480
DVB $31,000 Deep Blue Facility
Vessels [Line Items]
Amount drawn down							$ 28,680
Star Sirius and Star Vega
Vessels [Line Items]
Number of vessels acquired																2
Star Vega
Vessels [Line Items]
Gross daily charter rate													$ 15
Delivery date																February 13, 2014
DWT																98,681
Star Sirius
Vessels [Line Items]
Gross daily charter rate								$ 15
Delivery date																March 7, 2014
DWT																98,681
Merger and Pappas Transaction
Vessels [Line Items]
Number of vessels acquired										13
Fair value of vessels acquired										$ 426,000
Peloreus
Vessels [Line Items]
Delivery date																July 22, 2014
DWT																182,496
Payments to acquire property plant and equipment																		34,625
Peloreus | Deutsche Bank AG $85,000 Facility
Vessels [Line Items]
Amount drawn down																		32,500
Leviathan
Vessels [Line Items]
Delivery date																September 19, 2014
DWT																182,511
Payments to acquire property plant and equipment																		34,625
Leviathan | Deutsche Bank AG $85,000 Facility
Vessels [Line Items]
Amount drawn down																		32,500
Excel Vessels
Vessels [Line Items]
Contracted purchase price																		$ 501,535
Number of vessels acquired														34
Number of vessels delivered																	6	28
Shares to acquire vessels | shares														5,983,462			851,577	5,131,885
Payments to acquire property plant and equipment														$ 288,391			$ 39,475	$ 248,751
Held in escrow for Heron vessels
Vessels [Line Items]
Shares to acquire vessels | shares										423,141
Heron vessels
Vessels [Line Items]
Delivery date																December 5, 2014
Number of vessels acquired																2
Payments to acquire property plant and equipment										$ 25,000
Value of common shares issued for acquisition of Heron Vessels										$ 25,080
Star Kim
Vessels [Line Items]
Disposal date																Jan. 21, 2015
Number of vessels sold																1
Advances from sale of vessel																		1,100
Indomitable
Vessels [Line Items]
Delivery date																Jan. 08, 2015
Payments to acquire property plant and equipment																		$ 34,942
Honey Badger
Vessels [Line Items]
Delivery date																February 27, 2015
DWT																61,320
Payments to acquire property plant and equipment						$ 19,422
Wolverine
Vessels [Line Items]
Delivery date																February 27, 2015
DWT																61,292
Payments to acquire property plant and equipment						$ 19,422
Honey Badger and Wolverine | Sinosure Facility
Vessels [Line Items]
Amount drawn down					$ 38,162
Idee Fixe
Vessels [Line Items]
Delivery date																March 25, 2015
DWT																63,458
Roberta
Vessels [Line Items]
Delivery date																March 31, 2015
DWT																63,426
Laura
Vessels [Line Items]
Delivery date																April 7, 2015
DWT																63,399
Kaley
Vessels [Line Items]
Delivery date																June 26, 2015
DWT																63,283
Gargantua
Vessels [Line Items]
Delivery date																April 2, 2015
DWT																209,529
Goliath
Vessels [Line Items]
Delivery date																July 15, 2015
DWT																209,537
Maharaj
Vessels [Line Items]
Delivery date																July 15, 2015
DWT																209,472
Gargantua, Goliath and Maharaj
Vessels [Line Items]
Payments to acquire property plant and equipment									$ 113,046
Gargantua, Goliath and Maharaj | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down									$ 93,000
Deep Blue
Vessels [Line Items]
Delivery date																May 27, 2015
Payments to acquire property plant and equipment							$ 34,982
Star Aquarius
Vessels [Line Items]
Delivery date																July 22, 2015
DWT																60,916
Payments to acquire property plant and equipment												$ 20,359
Star Aquarius | NIBC $32,000 Facility
Vessels [Line Items]
Amount drawn down												$ 15,237
Star Pisces
Vessels [Line Items]
Delivery date																August 7, 2015
DWT																60,916
Payments to acquire property plant and equipment											$ 20,351
Star Pisces | NIBC $32,000 Facility
Vessels [Line Items]
Amount drawn down											$ 15,237
Star Antares
Vessels [Line Items]
Delivery date																October 9, 2015
DWT																61,258
Payments to acquire property plant and equipment															$ 19,770
Star Antares | Sinosure Facility
Vessels [Line Items]
Amount drawn down															$ 16,738
Vessels sales agreements in 2015 and 2016
Vessels [Line Items]
Number of vessels sold																15
Number of vessels delivered																4	11
Repayments of debt																$ 130,062
Maiden Voyage
Vessels [Line Items]
DWT																		58,722
Leasing arrangements, Term of time charter contract																2 years
Sale Leaseback Transaction, Date																Sep. 15, 2015
Sale Leaseback Transaction, Deferred Gain, Gross																$ 148
Sale Leaseback Transaction, Deferred Gain, Net																51	$ 126
Amortization of deferred gain																$ 75	$ 22
Star Lutas
Vessels [Line Items]
Delivery date																January 6, 2016
DWT																61,347
Payments to acquire property plant and equipment		$ 19,770
Star Lutas | Sinosure Facility
Vessels [Line Items]
Amount drawn down		$ 14,813
Kennadi
Vessels [Line Items]
Delivery date																January 8, 2016
DWT																63,262
Payments to acquire property plant and equipment	$ 21,229
Kennadi | Sinosure Facility
Vessels [Line Items]
Amount drawn down	$ 14,478
Star Poseidon
Vessels [Line Items]
Delivery date																February 26, 2016
DWT																209,475
Payments to acquire property plant and equipment				$ 33,390
Star Poseidon | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down				$ 23,400
Mackenzie
Vessels [Line Items]
Delivery date																March 2, 2016
DWT																63,226
Payments to acquire property plant and equipment			$ 18,221
Mackenzie | Sinosure Facility
Vessels [Line Items]
Amount drawn down			$ 12,720
Star Marisa
Vessels [Line Items]
Delivery date																March 11, 2016
DWT																207,709
Star Libra
Vessels [Line Items]
Delivery date																June 6, 2016
DWT																207,765